Related-Party Transactions (Schedule of Cash Payments Made to Related Parties to Income Taxes) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Federal income taxes	$ 45	$ 84	$ 109	$ 99	$ 61
Texas margin tax	29	28	28	24	23
Total payments (receipts)	74	112	137	123	84
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Federal income taxes	36	67	87	79	49
Texas margin tax	29	28	28	24	23
Total payments (receipts)	65	95	115	103	72
Texas Transmission [Member]
Related Party Transaction [Line Items]
Federal income taxes	9	17	22	20	12
Total payments (receipts)	$ 9	$ 17	$ 22	$ 20	$ 12